SUPPLEMENTARY PENSION PLANS (Details 4)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Assets Of The Alvorada Plan [Member]
IfrsStatementLineItems [Line Items]
Equities
Fixed income	93.20%	93.20%
Real estate	4.90%	5.00%
Other	1.90%	1.80%
Total	100.00%	100.00%
Assets Of The Bradesco Plan [Member]
IfrsStatementLineItems [Line Items]
Equities	6.60%	7.60%
Fixed income	87.50%	86.70%
Real estate	2.10%	1.50%
Other	3.80%	4.20%
Total	100.00%	100.00%
Assets Of The Kirton Plan [Member]
IfrsStatementLineItems [Line Items]
Equities
Fixed income	100.00%	100.00%
Real estate
Other
Total	100.00%	100.00%